Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies (Tables) [Abstract]
Reconciliation between the number of weighted average shares used in the basic and diluted earnings per share calculation

	2010	2009	2008
Weighted average number of common shares outstanding during the period – Basic EPS (1)	538.5	527.0	497.8
Dilutive common stock equivalents:
Outstanding stock options, SSRs, restricted stock units, and executive deferred compensation units (2)	5.5	5.2	5.8

Weighted average number of common shares outstanding during the period – Diluted EPS (1)	544.0	532.2	503.6

(1)	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.
(2)	Excludes awards of 2.8 million, 1.6 million, and 0.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. These were excluded because their effect was anti-dilutive.